THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated May 8, 2023

to the

THORNBURG FUNDS PROSPECTUS

applicable to Class A, C, C2, D and I shares
dated February 1, 2023

to the

THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS

applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2023

and to the

SUMMARY PROSPECTUSES FOR EACH OF THE THORNBURG INVESTMENT INCOME BUILDER FUND,
THORNBURG LIMITED TERM U.S. GOVERNMENT FUND, THORNBURG LIMITED TERM INCOME FUND,
THORNBURG ULTRA SHORT INCOME FUND, AND THORNBURG STRATEGIC INCOME FUND

applicable to each Class of shares of such Funds and
dated February 1, 2023

Changes Relating to Thornburg Investment Income Builder Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Ultra Short Income Fund, and Thornburg Strategic Income Fund

Jason Brady, president of the Thornburg Investment Trust (the “Trust”) and a portfolio manager of Thornburg Investment Income Builder Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Ultra Short Income Fund, and Thornburg Strategic Income Fund (the “Funds”), intends to step down later this year from his roles as president of the Trust and a portfolio manager of the Funds and depart the Funds’ investment advisor.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH6019

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated May 8, 2023

to the

THORNBURG FUNDS STATEMENT OF ADDITIONAL INFORMATION

applicable to Class A, C, C2, D and I shares
dated February 1, 2023, as amended April 4, 2023

to the

THORNBURG FUNDS RETIREMENT PLAN SHARES STATEMENT OF ADDITIONAL INFORMATION

applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2023, as amended April 4, 2023

Changes Relating to Thornburg Investment Income Builder Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Ultra Short Income Fund, and Thornburg Strategic Income Fund

Jason Brady, president of the Thornburg Investment Trust (the “Trust”) and a portfolio manager of Thornburg Investment Income Builder Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Ultra Short Income Fund, and Thornburg Strategic Income Fund (the “Funds”), intends to step down later this year from his roles as president of the Trust and a portfolio manager of the Funds and depart the Funds’ investment advisor.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH6020